NON-CURRENT ASSETS HELD FOR SALE	3 Months Ended
Mar. 31, 2025
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
NON-CURRENT ASSETS HELD FOR SALE

NOTE 13. NON-CURRENT ASSETS HELD FOR SALE
The Group has classified the following assets as Assets Held for Sale and Discontinued Operations:

Item	03.31.25	12.31.24
Real Property	15,770,220	15,770,279
Total	15,770,220	15,770,279